Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Changes to Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Goodwill [Roll Forward]
Carrying amount as of beginning of period	$ 559	$ 618	$ 85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	10	(2)	(7)
Goodwill acquired through business combinations during the year			540
Goodwill Impairment Charge	0	57	0
Carrying amount as of end of period	$ 569	$ 559	$ 618